Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Schedule of segment reporting information

The following table summarizes total revenue and income before income tax expense by segment:

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Revenue
Arizona	$194,383	$22,433
California	255,487	322,416
Metro New York (1)	—	—
Total revenue	$449,870	$344,849

(Loss) income before income tax expense:
Arizona	$1,141	$(1,297)
California	(1,364)	26,460
Metro New York (1)	(18,837)	(10,459)
Corporate	(7,420)	(4,655)
Total (loss) income before income tax expense	$(26,480)	$10,049

(1)	The Metro New York reportable segment does not currently have any active selling communities. Included in (loss) income before income tax expense is a $16.2 million loss and $7.5 million loss from unconsolidated joint ventures for the nine months ended September 30, 2020 and 2019, respectively.

The following table summarizes total assets by segment:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Assets
Arizona	$282,041	$100,086
California	445,790	542,774
Metro New York	115,959	153,123
Corporate	69,414	43,234
Total assets	$913,204	$839,217

The following table summarizes total revenue and income before income tax expense by segment:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Revenue
Arizona	$40,024	$—	$—
California	590,964	378,617	197,306
Metro New York (1)	—	—	—
Total revenue	$630,988	$378,617	$197,306

Income (loss) before income tax expense:
Arizona	$(3,927)	$(547)	$—
California	53,019	38,840	58
Metro New York (1)	(13,225)	8,631	1,164
Corporate	(7,317)	(5,605)	(1,367)
Total income (loss) before income tax expense	$28,550	$41,319	$(145)

(1)	The Metro New York reportable segment does not currently have any activity selling communities. Included in income (loss) before income tax expense is a $7.9 million loss for an unconsolidated joint venture.

The following table summarizes total assets by segment:

	Year Ended December 31,
	2019	2018
	(dollars in thousands)
Assets
Arizona	$100,086	$6,182
California	542,774	650,750
Metro New York	153,123	154,188
Corporate	43,234	53,521
Total assets	$839,217	$864,641